INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
INVENTORIES
Raw materials	¥ 3,761,044,855		¥ 2,362,396,325
Work-in-progress	2,623,043,767		1,059,864,518
Finished goods	6,868,263,204		4,954,674,986
Total	13,252,351,826		8,376,935,829		$ 2,079,583,188
Inventory provision	823,273,338	$ 129,189,552	270,893,308	¥ 135,874,384
Pledged inventories	¥ 1,749,007,002		¥ 289,876,208